Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2018
Loan Servicing [Abstract]
Principal Balances Of Mortgage Loans At Year-End

	December 31, 2018	December 31, 2017
Mortgage loans serviced for Freddie Mac	$2,999	$3,319